Recoverable Taxes (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Recoverable Taxes

	2017	2016
Current
ICMS (VAT)	71	155
PIS and Pasep	12	12
Cofins	56	58
Others	35	11

	174	236
Non-current
ICMS (VAT)	225	171
PIS and Pasep	1	1
Cofins	3	5
Others	2	1

	231	178

	405	414